Basis of preparation and accounting policies - VFA eligibility assessment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement
Percentage of contractual service margin measured using variable fee approach	two thirds
Percentage to meet definition of substantial	50.00%
Including Joint Ventures And Associates
Statement
CSM as at 31 Dec	$ 25,005	$ 21,960
Including Joint Ventures And Associates | Contractual service margin (CSM)
Statement
CSM amortisation, net of reinsurance, recognised in the income statement	$ (2,554)